Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities		€ 287	[1]	€ 257	[2]
Commercial mortgage-backed securities		9	[1]	4
Mortgage and other asset-backed securities		20	[1]	37
Corporate, sovereign and other debt securities		259	[1]	216	[2]
Equity securities		83	[1]	61	[2]
Derivatives [Abstract]
Credit		283	[1]	189
Equity		257	[1]	168
Interest related		306	[1]	312
Foreign exchange		37	[1]	44
Other		93	[1]	116
Loans [Abstract]
Loans		483	[1]	525
Other		0	[1]	0
Total		1,829	[1]	1,673
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	163		140	[2]
Commercial mortgage-backed securities	[1]	22		1
Mortgage and other asset-backed securities	[1]	12		20
Corporate, sovereign and other debt securities	[1]	129		119	[2]
Equity securities	[1]	95		53	[2]
Derivatives [Abstract]
Credit	[1]	185		123
Equity	[1]	238		128
Interest related	[1]	266		303
Foreign exchange	[1]	32		39
Other	[1]	82		101
Loans [Abstract]
Loans	[1]	306		264
Other	[1]	0		0
Total	[1]	€ 1,367		€ 1,151

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
[2]	Reassessment of trades have resulted a reclassification in Positive and Negative fair value movement from using reasonable possible alternatives in Corporate, sovereign and other debt securities from Equity securities